Short-term Investments (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Short-Term Investments

The following is a summary of our short-term investments (in thousands):

	September 30, 2012
	(Unaudited)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Commercial paper	$36,659	$1	$(12)	$36,648
Corporate notes and bonds	100,806	30	(22)	100,814
U.S. government agency securities	2,022	1	—	2,023

Total available-for-sale securities	$139,487	$32	$(34)	$139,485

Fair Values and Gross Unrealized Losses of Available-for-Sale Securities Aggregated by Investment Category

The following table shows the fair values and the gross unrealized losses of these available-for-sale securities aggregated by investment category (in thousands):

	September 30, 2012
	(Unaudited)
	Fair Value	Gross Unrealized Losses
Commercial paper	$34,908	$(12)
Corporate notes and bonds	65,782	(22)

Total	$100,690	$(34)